Changes Recognized in Other Comprehensive Income, Pension (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012
Pension Benefits, U.S. Plans
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Prior service cost
Net loss (gain) arising during the year	(26,291)	106,459
Amounts recognized as a component of net periodic benefit cost:
Amortization or curtailment recognition of prior service credit (cost)	(348)	(352)
Amortization or settlement recognition of net gain (loss)	(16,960)	(8,510)
Total recognized in other comprehensive loss (income)	(43,599)	97,597
Pension Benefits, Non-U.S. Plans
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Prior service cost
Net loss (gain) arising during the year	(2,197)	24,441
Effect of exchange rates on amounts included in AOCI	300	(3,852)
Amounts recognized as a component of net periodic benefit cost:
Amortization or curtailment recognition of prior service credit (cost)	(48)	(10)
Amortization or settlement recognition of net gain (loss)	(2,966)	(2,169)
Total recognized in other comprehensive loss (income)	$ (4,911)	$ 18,410